Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Unaudited Interim Consolidated Statements of Cash Flows [Abstract]
Net cash used in operating activities	$ (15,612)	$ (2,387)
Cash flows from investing activities:
Vessels' improvements and acquisitions	(7,128)	(2,567)
Net cash used in investing activities	(7,128)	(2,567)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	48,867	13,225
Proceeds from long term debt and financial liability	0	1,127
Proceeds from related party debt	0	5,000
Repayments of related party debt	(1,000)	0
Repayments of long term debt and financial liabilities	(7,891)	(8,605)
Payments of financing and stock issuance costs	(1,387)	(297)
Net cash provided by financing activities	38,589	10,450
Net increase in cash and cash equivalents and restricted cash	15,849	5,496
Cash and cash equivalents and restricted cash at beginning of period	14,554	7,444
Cash and cash equivalents and restricted cash at end of period	30,403	12,940
Cash paid during the period for:
Interest paid	5,837	7,229
Noncash financing activities:
Shares issued to settle unpaid interest in connection with financing - related party	0	2,115
Shares issued in lieu of interest payments in connection with financing - related party	0	3,846
Shares issued to settle deferred finance cost in connection with financing - related party	$ 0	$ 239